Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	Janus Investment Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 24, 2025
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A